Revenue	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue	REVENUE
Contract assets arise when we render services in advance of receiving payment from our customers. Contract liabilities arise when the customer makes payments in advance of receiving the services. Changes in our contract balances during the period are as follows:

(in thousands of $)	Contract assets (1)	Contract liabilities (2)
Opening balance on January 1, 2021	26,780	(22,856)
Payments received for services billed in prior period	(26,780)	—
Services provided and billed in current period	176,264	—
Payments received for services billed in current period	(156,465)	—
Amortization of deferred commissioning period revenue	—	3,081
Closing balance on September 30, 2021	19,799	(19,775)
(1) Relates to management fee revenue and liquefaction services revenue, see a) and b) below.
(2) Relates to liquefaction services revenue, see b) below.

a) Management fee revenue:

By virtue of an agreement to offset intercompany balances entered into between us and our related parties, included within our total contract asset balances above are:

$0.1 million in the balance sheet line item, “Amounts due from related parties” under current assets ($1.0 million at December 31, 2020); and
•$nil in the balance sheet line item, “Amounts due to related parties” under current liabilities ($0.6 million at December 31, 2020).

Refer to note 19 for further details of our management fee revenue and contract terms.

b) Liquefaction services revenue:

	Nine months ended September 30,
(in thousands of $)	2021	2020
Base tolling fee (1)	153,376	153,376
Amortization of deferred commissioning period revenue billing (2)	3,081	3,165
Amortization of Day 1 gain (3)	7,264	7,463
Overproduction revenue(4)	1,313	—
Other	(420)	(432)
Total	164,614	163,572
(1) The LTA bills at a base rate in periods when the oil price is $60 or less per barrel (included in “Liquefaction services revenue” in the consolidated statements of operations), and at an increased rate when the oil price is greater than $60 per barrel (recognized as a derivative and included in “Realized and unrealized gain/(loss) on oil and gas derivative instruments” in the consolidated statements of operations, excluded from revenue and from the transaction price).
(2) Perenco Cameroon S.A. (“Perenco”) and Société Nationale des Hydrocarbures (“SNH”) (together, the “Customer”) billing during the commissioning period, prior to vessel acceptance and commencement of the contract term, of $33.8 million is considered an upfront payment for services. These amounts billed are deferred (included in “Other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets) and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the contract term.
(3) The Day 1 gain was established when the oil derivative asset was initially recognized in December 2017 for $79.6 million (recognized in “Other current liabilities” and “Other non-current liabilities” in the consolidated balance sheets). This amount is amortized and recognized as part of “Liquefaction services revenue” in the consolidated statements of operations evenly over the contract term.
(4) Relates to the LTA addendum entered in 2020, wherein our Customer agreed to compensate us for any production in excess of the base capacity set out in the LTA.